AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 96.2%
Alabama – 2.4%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$3,236,224
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,164,568
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,359,627
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,767,623
Series 2021 4.00%, 02/01/2038	2,135	2,420,586
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,535,141
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	21,502,882
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	1,723	1,760,256
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	2,680	2,854,087
Water Works Board of the City of Birmingham (The) Series 2015-A 5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,331,424

		44,932,418

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	368,420
Series 2018 7.125%, 09/01/2038(a)	1,490	1,870,035

		2,238,455

	Principal Amount (000)	U.S. $ Value

Arizona – 2.9%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033-12/01/2034	$12,615	$13,771,868
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	5,173	5,523,847
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,936,673
2.742%, 07/01/2035	2,000	1,942,787
2.842%, 07/01/2036	2,000	1,944,761
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	948,298
2.521%, 07/01/2036	2,500	2,352,448
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(a)	1,355	1,446,945
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,000	1,035,337
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	14,800	17,612,424
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	3,910,388
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(a)	1,200	1,278,772

		53,704,548

California – 11.5%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	10,550	11,851,856
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	5,805,218
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	1,001,530
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	5,000	5,007,648

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	$1,000	$825,342
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,402,882
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2014-U 5.00%, 05/01/2045	3,000	4,244,473
Series 2019-V 5.00%, 05/01/2049	1,000	1,447,525
Series 2021 5.00%, 04/01/2051	2,500	3,645,739
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	12,500	13,843,911
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	570	628,207
Series 2021-1, Class A 3.50%, 11/20/2035	987	1,054,137
Series 2021-2 0.84%, 03/25/2035	2,500	159,232
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035-05/15/2041	6,380	7,370,948
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	5,795	5,903,371
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(a)	3,090	3,327,149
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,849,977
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	1,400	1,567,603
5.25%, 12/01/2056(a)	1,000	1,123,787
Series 2018 5.25%, 12/01/2048(a)	785	910,003
Series 2018-A 5.50%, 12/01/2058(a)	1,090	1,275,827

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	$9,310	$9,752,773
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	2,000	1,879,547
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	1,001,597
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	2,000	1,650,684
4.00%, 08/01/2047(a)	1,000	896,767
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority (The) Crescent) Series 2022 4.30%, 07/01/2059(a)	2,000	2,008,190
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	857,356
4.00%, 05/01/2057(a)	2,000	1,720,377
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	2,000	2,015,809
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	1,000	832,300
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	869,988
4.00%, 07/01/2058(a)	1,000	864,561
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	1,500	1,253,965
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	841,247
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	3,300	3,307,512

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	$1,600	$1,617,239
Series 2021 3.85%, 06/01/2050	2,500	2,469,948
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	3,100	3,411,539
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2031	9,115	9,418,045
Series 2013-B 5.00%, 07/01/2029-07/01/2032	17,530	18,434,036
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	8,970,477
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(a)	4,500	5,125,911
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	430	448,511
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	6,272,987
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(c)	8,075	7,648,147
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2049	17,000	19,552,065
State of California Series 2013 5.00%, 11/01/2029	8,000	8,506,402
Series 2021 4.00%, 10/01/2034	10,000	11,570,330
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	199,444
University of California
Series 2013-A 5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,550,342
5.00%, 05/15/2030	1,720	1,800,653

		213,995,114

Colorado – 0.5%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	820	961,654

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2049	$1,000	$1,173,181
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	2,500	2,324,908
E-470 Public Highway Authority Series 2021-B 0.384% (SOFR + 0.35%), 09/01/2039(c)	2,000	1,997,231
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,433,517
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2038	1,000	1,035,398

		8,925,889

Connecticut – 0.9%
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,599,038
Series 2015-F 5.00%, 11/15/2030-11/15/2031	4,500	5,042,121
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	6,445	6,647,806
Series 2020 5.00%, 05/01/2038-05/01/2040	2,400	2,930,101

		17,219,066

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	606,394

District of Columbia – 0.7%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036-10/01/2037	4,500	5,009,580
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052	6,975	7,716,212

		12,725,792

Florida – 6.3%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	3,000	2,676,563

	Principal Amount (000)	U.S. $ Value

Bexley Community Development District Series 2016 4.70%, 05/01/2036	$1,750	$1,831,189
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,604,881
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,000	1,038,571
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(a)	1,585	1,655,302
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	571,647
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,210	1,303,761
5.00%, 10/01/2038	1,340	1,575,712
Series 2019-C 2.384%, 10/01/2026	5,500	5,526,594
County of Lake FL (Waterman Communities, Inc.) Series 2020 3.375%, 08/15/2026	1,900	1,907,238
County of Miami-Dade FL Series 2012-B 5.00%, 10/01/2030 (Pre-refunded/ETM)	3,450	3,535,736
5.00%, 10/01/2031 (Pre-refunded/ETM)	6,000	6,149,106
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,834,745
Series 2015-A 5.00%, 10/01/2038	4,300	4,713,651
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	9,500	10,653,744
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	6,450	6,441,870
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	1,000	1,076,114
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2037	2,400	2,744,531
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050(a)	1,000	1,102,615

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	$1,125	$1,269,004
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,381,483
Series 2019-A 5.00%, 10/01/2049	5,000	5,823,638
Series 2022-A 4.00%, 10/01/2052	5,000	5,473,919
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,459,623
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	120	120,777
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,480	1,485,655
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	4,044,458
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	6,003,619
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2022 4.00%, 10/01/2052	10,000	10,990,583
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	1,000	1,017,667
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,691,124
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	276,601
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	635	632,341
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,173,054
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,161,549

	Principal Amount (000)	U.S. $ Value

South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	$5,000	$5,640,511
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	1,080,071
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,795	3,245,736

		116,914,983

Georgia – 0.8%
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,291,863
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,326,081
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	2,000	2,171,607
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	2,470	2,856,334

		14,645,885

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	280	310,917
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	3,195	3,612,636
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032-11/15/2035	3,775	4,165,448

		8,089,001

Hawaii – 1.1%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2026(b)	2,000	2,265,664
State of Hawaii Series 2016-F 4.00%, 10/01/2031-10/01/2034	16,815	18,505,292

		20,770,956

	Principal Amount (000)	U.S. $ Value

Illinois – 7.0%
Chicago Board of Education Series 2017-D 5.00%, 12/01/2031	$1,800	$2,018,843
Series 2017-G 5.00%, 12/01/2034	2,350	2,628,974
Series 2017-H 5.00%, 12/01/2046	1,640	1,814,472
Series 2019-B 5.00%, 12/01/2030-12/01/2033	885	1,014,590
Series 2022-B 4.00%, 12/01/2040	4,000	4,230,535
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027-06/01/2029	5,900	6,998,875
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/2032	1,348	1,351,694
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	7,745	7,835,179
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	2,738,627
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	6,000	6,957,630
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2023-10/01/2034	6,500	7,450,870
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	17,339,601
Series 2021-A 4.00%, 01/01/2046	3,000	3,384,099
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034-01/01/2035	4,250	4,529,244
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 12/15/2028	11,500	11,639,665
Series 2020 5.00%, 06/15/2050	6,000	6,669,886
Series 2022 4.00%, 12/15/2042(b)	1,000	1,062,195
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,000	2,710,735
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,858,034

	Principal Amount (000)	U.S. $ Value

Series 2017-D 5.00%, 11/01/2026-11/01/2028	$9,700	$11,093,626
Series 2018-A 5.00%, 10/01/2027	2,000	2,295,655
Series 2018-B 5.00%, 10/01/2026	10,000	11,286,322
Series 2019-B 4.00%, 11/01/2036	7,030	7,547,698
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	381	389,749
5.00%, 03/01/2036	2,317	2,381,174
Series 2015-B 6.00%, 03/01/2036	671	701,223

		130,929,195

Indiana – 2.4%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	1,930	2,024,093
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	3,720	3,067,296
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032-10/01/2034	12,320	13,412,724
Series 2021 5.00%, 10/01/2032-10/01/2034	16,300	20,722,289
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,255,382
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,076,272
Series 2020-A 3.00%, 11/01/2030	1,295	1,284,583
Series 2021-B 2.50%, 11/01/2030	525	501,746
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	897,488

		44,241,873

Iowa – 1.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	2,505	2,685,434

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020-A 5.00%, 08/01/2040	$4,000	$4,980,372
Series 2021-A 5.00%, 08/01/2038	2,500	3,179,063
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	2,980	3,091,702
Iowa Tobacco Settlement Authority Series 2021-B 0.375%, 06/01/2030	285	284,455
4.00%, 06/01/2049	5,000	5,313,685
Xenia Rural Water District Series 2016 5.00%, 12/01/2031-12/01/2041	5,375	5,979,452

		25,514,163

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 1.369%, 05/01/2027	2,405	2,313,372

Kentucky – 1.0%
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,468,201
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	2,635	2,708,536
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,295,438
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	3,242,848
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(b)	2,000	2,233,593
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030-10/01/2033	5,000	5,703,865

		18,652,481

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033-10/01/2044	$7,290	$8,397,499
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	22,754
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,938,062
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,028,066
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,030	1,288,079
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	480	482,612
2.10%, 06/01/2037	600	602,716
2.20%, 06/01/2037	365	365,746
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035-05/01/2036	9,120	10,708,271

		24,833,805

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2033	4,560	4,895,228

Maryland – 0.7%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,196,602
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2037	665	747,962
5.00%, 07/01/2046	2,960	3,537,604
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	4,098,942
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035-08/01/2036	2,000	2,424,357

		12,005,467

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.9%
Commonwealth of Massachusetts Series 2022-B 4.00%, 02/01/2040	$7,000	$8,149,299
CIFGNA Series 2007-A 0.782% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	4,250	4,146,791
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	2,500	3,113,006
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,321,958
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	7,925	10,741,737
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,707,214
Series 2017-L 5.00%, 07/01/2044	5,000	5,742,278

		35,922,283

Michigan – 2.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	2,000	1,822,434
Series 2018 5.00%, 04/01/2036	835	945,388
Series 2021-A 5.00%, 04/01/2031	1,000	1,193,280
Series 2021-B 2.017%, 04/01/2023	375	373,508
2.189%, 04/01/2024	400	394,214
2.511%, 04/01/2025	500	488,707
3.644%, 04/01/2034	275	265,647
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.744% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	5,000	4,966,041
Detroit City School District Series 2012-A 5.00%, 05/01/2027-05/01/2030	7,965	8,022,898
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	2,160,558
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,168,579

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	$11,225	$12,133,291
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	5,000	5,053,312
2.862%, 09/01/2049	5,000	5,000,000
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	2,057,374
Series 2020-B Zero Coupon, 06/01/2065	1,250	159,058
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,607,179
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(d)	2,000	1,220,000

		51,031,468

Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.12%, 08/01/2028(e)	875	875,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	1,000	1,128,785
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,115,709

		3,119,494

Missouri – 0.9%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042-02/01/2048	5,865	6,192,734
5.00%, 02/01/2042-02/01/2048	3,095	3,372,051
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	365	396,955
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,585,204

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	$480	$475,122
Series 2021 2.00%, 11/15/2046	522	25,641
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	360	353,835
Series 2021-C 7.50%, 11/15/2046	288	267,597
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021Series 2021 5.00%, 11/15/2046	1,169	1,072,522
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,986,509

		16,728,170

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	3,056,104
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	2,966,274

		6,022,378

Nevada – 1.1%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,250,934
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	3,000	479,579
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036-06/15/2037	11,030	11,514,882
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012-B 5.00%, 07/01/2029	6,070	6,154,081

		20,399,476

New Hampshire – 0.3%
New Hampshire Business Finance Authority National Finance Authority Series 2020-1 4.125%, 01/20/2034	5,161	5,750,927

	Principal Amount (000)	U.S. $ Value

New Jersey – 6.5%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	$2,055	$2,159,815
New Jersey Economic Development Authority Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,840	6,935,005
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2021-G 5.25%, 09/01/2023(a)	10,000	10,582,381
Series 2017-D 5.00%, 06/15/2034-06/15/2035	3,560	4,029,141
Series 2019-H 5.25%, 09/01/2022(a)	10,060	10,273,917
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,742,384
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,694,662
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	7,175	8,148,192
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033-12/15/2035	2,640	3,046,933
Series 2020-A 4.00%, 06/15/2045	7,585	8,156,190
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	5,129,801
Series 2015-E 5.00%, 01/01/2033	11,000	12,035,473
Series 2017-A 5.00%, 01/01/2034	5,000	5,742,740
Series 2020-D 5.00%, 01/01/2028	7,200	8,206,737
Series 2021-B 0.897%, 01/01/2025	5,000	4,857,594
State of New Jersey Series 2020 4.00%, 06/01/2030	4,500	5,168,561
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	11,255	12,534,929
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,325	4,341,220

		120,785,675

	Principal Amount (000)	U.S. $ Value

New York – 15.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	$7,170	$7,855,778
City of New York NY Series 2012-G 5.00%, 04/01/2029 (Pre-refunded/ETM)	9,550	9,584,842
Series 2019-B 4.00%, 10/01/2037-10/01/2040	9,480	10,642,407
Series 2021-D 1.396%, 08/01/2027	5,255	5,050,012
Metropolitan Transportation Authority
Series 2012-F 5.00%, 11/15/2027	1,680	1,723,203
Series 2013-B 5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,243,200
Series 2013-E 5.00%, 11/15/2032	5,000	5,269,570
Series 2016-A 4.00%, 11/15/2025	1,000	1,081,806
Series 2016-D 5.00%, 11/15/2027-11/15/2031	6,000	6,741,066
Series 2017-B 5.00%, 11/15/2024	1,755	1,925,531
Series 2017-C 5.00%, 11/15/2023-11/15/2033	11,695	13,246,008
Series 2018-B 5.00%, 11/15/2026	1,000	1,141,377
Series 2020-A 5.00%, 02/01/2023	1,000	1,034,695
Series 2020-D 5.00%, 11/15/2043	1,000	1,170,706
Series 2020-E 4.00%, 11/15/2026	1,000	1,096,537
5.00%, 11/15/2027-11/15/2030	2,500	2,977,948
Series 2021-A 4.00%, 11/15/2050	2,000	2,146,699
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(c)	2,660	2,642,831
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,322,685
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	17,660,013
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	15,015	15,432,599
Series 2014-B1 5.00%, 08/01/2032	4,000	4,342,204
Series 2014-D1 5.00%, 02/01/2034	5,000	5,342,673

	Principal Amount (000)	U.S. $ Value

Series 2016-B 5.00%, 08/01/2032	$10,000	$11,418,840
Series 2017-E1 5.00%, 02/01/2036	2,500	2,876,926
Series 2022 4.00%, 02/01/2047	5,000	5,618,396
5.00%, 02/01/2044	3,000	3,712,650
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	11,172,180
5.25%, 03/15/2033	2,000	2,255,983
Series 2020-D 4.00%, 02/15/2036-02/15/2047	16,000	17,889,387
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2016-A 5.00%, 10/01/2046	11,030	15,762,493
Series 2018-A 5.00%, 10/01/2048	5,000	7,204,984
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	2,036,867
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,333,048
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040-03/15/2045	15,500	17,338,991
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,184,664
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,726,204
Series 2020 4.00%, 10/01/2030	10,000	10,931,977
4.375%, 10/01/2045	1,000	1,069,661
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	3,235	3,290,356
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	4,519,916
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030-09/01/2031	13,750	14,805,066
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,409,355

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	$2,000	$1,906,962
2.917%, 05/15/2040	2,000	1,921,290
4.00%, 05/15/2046	3,000	3,359,668
Series 2021-B 4.00%, 05/15/2056	5,000	5,551,504

		285,971,758

North Carolina – 0.4%
Fayetteville State University Series 2023 4.00%, 04/01/2024-04/01/2025(a) (b)	475	491,258
5.00%, 04/01/2026(a) (b)	375	405,428
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,523,379

		6,420,065

North Dakota – 0.1%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038	1,000	1,089,802

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	12,820	13,956,534
City of Akron OH (City of Akron OH Income Tax) Series 2012-A 5.00%, 12/01/2031	2,345	2,370,496
City of Akron OH Income Tax Revenue Series 2014 5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,296,745
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	4,490	5,030,953
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	9,146,661
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,607,822
Kent State University Series 2012-A 5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,014,705
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	1,035	1,040,667

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2038	$1,095	$1,356,392
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,090	1,095,969

		43,916,944

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	785	785,680
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2035 (Pre-refunded/ETM)	1,000	1,079,647

		1,865,327

Oregon – 0.9%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	5,479,639
Port of Portland OR Airport Revenue Series 2019 5.00%, 07/01/2049	5,000	5,813,385
Series 2022-2 4.00%, 07/01/2047	5,000	5,526,323

		16,819,347

Other – 0.4%
Federal Home Loan Mortgage Corp. Series 2021 2.34%, 01/25/2041(a)	1,996	1,958,802
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	5,500	5,600,650

		7,559,452

Pennsylvania – 3.4%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	2,196,827
Bensalem Township School District Series 2013 5.00%, 06/01/2030 (Pre-refunded/ETM)	5,000	5,337,228
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	1,136,118

	Principal Amount (000)	U.S. $ Value

Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038-10/01/2043	$7,350	$7,892,456
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	1,919,736
4.00%, 11/01/2036	335	377,505
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	4,242,995
5.00%, 04/01/2043	6,250	7,599,491
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,370,918
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	508,286
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	5,651,954
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	2,000	2,248,414
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	3,193,603
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2039	4,500	5,322,867
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,258,298
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,295,285
State Public School Building Authority Series 2012 5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,509,018
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,014,428
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2031 (Pre-refunded/ETM)	1,685	1,817,239

		63,892,666

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.9%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	$30,000	$2,037,441
Commonwealth of Puerto Rico AGC Series 2001-A 5.50%, 07/01/2029	100	105,026
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,960,670
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	1,370	1,421,773
AGC Series 2007-C 5.50%, 07/01/2031	190	202,140
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	3,930	4,101,986
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,940	4,068,050
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	650	689,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,334,229
Series 2019-A 4.329%, 07/01/2040	1,504	1,643,171

		17,564,043

South Carolina – 2.3%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,414,138
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,145,532
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	5,413,936
Series 2016-B 5.00%, 12/01/2036-12/01/2056	12,775	14,669,269
Series 2021-B 4.00%, 12/01/2038	1,500	1,683,369
Series 2022-A 4.00%, 12/01/2047-12/01/2052	15,000	16,528,845

		42,855,089

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$2,785	$2,890,740
5.125%, 12/01/2042(a)	1,325	1,371,412
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037-08/01/2038	840	922,813
5.00%, 08/01/2049	1,675	1,931,981
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2022-07/01/2025	10,750	11,424,203
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,860,856
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue Series 2021-A 5.00%, 07/01/2034	3,150	3,997,257
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	925,408
4.25%, 12/01/2024	1,000	981,256

		29,305,926

Texas – 6.3%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(a)	500	517,620
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,573,567
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	10,251,473
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040-08/15/2050	3,980	5,490,120
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032-01/01/2034	4,250	4,697,672
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,801,942
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 03/01/2030 (Pre-refunded/ETM)	1,000	1,075,554

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	$2,500	$2,690,559
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	531,749
Series 2015-B 5.00%, 07/15/2030	4,650	4,980,074
Series 2018 5.00%, 07/15/2028	1,300	1,468,112
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,825,904
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035-10/01/2036	17,860	21,070,083
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2042	2,000	812,366
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,996,580
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,500	4,731,630
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	1,000	724,261
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	3,880	2,201,802
7.50%, 11/15/2036-11/15/2037	1,120	1,072,928
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	454,303
Series 2022 5.00%, 01/01/2057(b)	1,000	1,031,788
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,671,782
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034-01/01/2035	15,585	16,976,721
Series 2015-B 5.00%, 01/01/2034	1,700	1,861,514
Series 2016-A 5.00%, 01/01/2036	1,000	1,120,341
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	5,099,913

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(a)	$850	$822,520
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	3,785	1,135,500
Series 2015-B 5.00%, 11/15/2036	1,850	555,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	2,118	2,182,127
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032-08/15/2034	3,330	3,565,910

		116,991,415

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033	5,000	6,088,199

Virginia – 0.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038-07/01/2045	1,205	1,360,791
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	1,415	1,473,678
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	3,000	3,242,552
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 2.00%, 12/31/2023(b)	5,000	5,001,313
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC) Series 2022 4.00%, 01/01/2035(b)	2,700	2,931,990

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	$2,100	$2,465,991

		16,476,315

Washington – 2.3%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2035	5,000	5,869,149
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	10,000	11,510,853
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	6,225,152
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,377,257
Series 2021 4.00%, 08/01/2040	2,000	2,210,982
State of Washington Series 2021-A 5.00%, 08/01/2044	2,000	2,491,958
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045-09/01/2050	1,290	1,418,203
5.00%, 09/01/2039-09/01/2050	2,080	2,502,833
Series 2021 3.00%, 12/01/2034(a)	425	446,901
4.00%, 12/01/2048(a)	1,740	1,916,286
5.00%, 12/01/2027-12/01/2033(a)	1,915	2,323,658
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,340	2,438,391
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	265	261,881
Series 2019-A 5.00%, 01/01/2055(a)	365	380,898

		42,374,402

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	2,069	2,105,474
4.875%, 06/01/2049	2,000	2,054,505
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	448,171

		4,608,150

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	$1,000	$915,806
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,344,921
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035-10/15/2036	3,975	4,612,297
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	940	943,093
5.00%, 11/01/2046-11/01/2054	465	498,112
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035-12/15/2038	1,295	1,454,608
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	581,097
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2044-07/01/2058	3,475	3,978,723
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035-01/01/2037	1,500	1,794,500
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	6,750	7,087,206
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	3,395	3,600,442
Series 2016-B 5.00%, 12/01/2025	1,795	2,006,343
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,565	4,065,432
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(a)	3,465	3,722,487
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,101,007
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	5,500	4,847,411
Series 2022 4.00%, 06/01/2049(b)	1,000	895,843

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033(b)	$2,000	$2,404,470

		46,853,798

Total Long-Term Municipal Bonds (cost $1,764,071,673)		1,788,566,654

Short-Term Municipal Notes – 1.3%
Illinois – 1.0%
Illinois Finance Authority (Edward-Elmhurst Healthcare Obligated Group) Series 2019 0.19%, 02/01/2040(f)	18,700	18,700,000

Michigan – 0.1%
City of Detroit MI Series 2021-B 1.817%, 04/01/2022	650	649,931
L’Anse Creuse Public Schools Series 2019 0.20%, 05/01/2035(f)	1,300	1,300,000

		1,949,931

New York – 0.1%
Metropolitan Transportation Authority Series 2015 0.19%, 11/01/2032(f)	1,100	1,100,000

Pennsylvania – 0.1%
Philadelphia Gas Works Co. Series 2016-A 0.20%, 09/01/2034(f)	2,900	2,900,000

Total Short-Term Municipal Notes (cost $24,650,000)		24,649,931

Total Municipal Obligations (cost $1,788,721,673)		1,813,216,585

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.5%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	4,975	5,577,285
Series 2021-3, Class A 3.25%, 08/20/2036	996	1,049,508
Series 2021-3, Class X 0.764%, 08/20/2036(g)	2,292	158,118
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	995	951,104
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,292	1,232,898

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(g)	$1,981	$114,350

Total Commercial Mortgage-Backed Securities (cost $9,649,517)		9,083,263

	Shares
SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(h) (i) (j) (cost $52,732,998)	52,732,998	52,732,998

Total Investments – 100.8% (cost $1,851,104,188)(k)		1,875,032,846
Other assets less liabilities – (0.8)%		(15,234,582)

Net Assets – 100.0%		$1,859,798,264

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	35,000	$(2,299,319)	$(2,973,507)	$674,188

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$913,186	$—	$913,186
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	451,925	—	451,925
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	445,502	—	445,502
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	71,348	—	71,348
USD	29,910	01/15/2026	CPI#	3.720%	Maturity	(639,746)	—	(639,746)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(459,617)	(23,508)	(436,109)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(622,241)	—	(622,241)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(495,751)	—	(495,751)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	6,759,961	—	6,759,961
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	6,794,158	—	6,794,158
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(382,089)	—	(382,089)
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(297,783)	—	(297,783)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,875,406	—	1,875,406
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,859,132	—	1,859,132
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	627,310	—	627,310
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	709,700	—	709,700

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	$310,173	$—	$310,173
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(170,630)	—	(170,630)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(293,807)	—	(293,807)

						$17,456,137	$(23,508)	$17,479,645

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,876,065	$—	$1,876,065
USD	32,500	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	1,180,660	—	1,180,660
USD	28,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	1,127,124	—	1,127,124
USD	23,000	01/15/2028	0.992%	3 Month LIBOR	Semi-Annual/ Quarterly	1,092,222	—	1,092,222
USD	33,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	1,035,137	(24,433)	1,059,570
USD	21,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	1,167,011	—	1,167,011
USD	17,850	04/15/2032	1.280%	1 Day SOFR	Annual	582,654	—	582,654
USD	17,000	04/15/2032	1.737%	1 Day SOFR	Annual	(137,647)	—	(137,647)
USD	15,000	04/15/2032	1.847%	1 Day SOFR	Annual	(281,502)	—	(281,502)
USD	18,000	02/15/2041	1 Day SOFR	1.697%	Annual	(124,128)	—	(124,128)
USD	12,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	221,934	—	221,934
USD	10,000	02/15/2041	1 Day SOFR	1.740%	Annual	2,204	—	2,204
USD	10,000	02/15/2041	1 Day SOFR	1.657%	Annual	(134,399)	—	(134,399)
USD	8,500	02/15/2041	1 Day SOFR	1.770%	Annual	42,895	—	42,895
USD	5,900	02/15/2041	1 Day SOFR	1.639%	Annual	(96,187)	—	(96,187)

						$7,554,043	$(24,433)	$7,578,476

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD 22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$707,337	$—	$707,337

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $144,163,606 or 7.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2022.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/30/2005	$2,000,000	$1,220,000	0.07%

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2022 and the aggregate market value of this security amounted to $875,000 or 0.05% of net assets.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	IO - Interest Only.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,672,409 and gross unrealized depreciation of investments was $(35,304,105), resulting in net unrealized appreciation of $50,368,304.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CIFGNA – CIFG Assurance North America, Inc.

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,788,566,654	$—	$1,788,566,654
Short-Term Municipal Notes	—	24,649,931	—	24,649,931
Commercial Mortgage-Backed Securities	—	9,083,263	—	9,083,263
Short-Term Investments	52,732,998	—	—	52,732,998

Total Investments in Securities	52,732,998	1,822,299,848	—	1,875,032,846
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	20,817,801	—	20,817,801
Centrally Cleared Interest Rate Swaps	—	8,327,906	—	8,327,906
Interest Rate Swaps	—	707,337	—	707,337
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,299,319)	—	(2,299,319)
Centrally Cleared Inflation (CPI) Swaps	—	(3,361,664)	—	(3,361,664)
Centrally Cleared Interest Rate Swaps	—	(773,863)	—	(773,863)

Total	$52,732,998	$1,845,718,046	$—	$1,898,451,044

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$116,023	$327,684	$390,974	$52,733	$6